SHORT-TERM BORROWINGS - Due to related party (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 1,312,187	¥ 9,018,065	¥ 9,010,525
Short Term Borrowings One [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 0	¥ 5,011,782	0
Debt Instrument, Maturity Date	Dec. 15, 2018
Debt Instrument, Interest Rate Percentage		5.65%
Short Term Borrowings Two [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 0	¥ 4,006,283	0
Debt Instrument, Maturity Date	Mar. 31, 2019
Debt Instrument, Interest Rate Percentage		5.65%
Short Term Borrowings Three [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 729,400	¥ 0	5,008,640
Debt Instrument, Maturity Date	Dec. 19, 2019
Debt Instrument, Interest Rate Percentage	5.65%
Short Term Borrowings Four [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	$ 582,787	¥ 0	¥ 4,001,885
Debt Instrument, Maturity Date	Mar. 27, 2020
Debt Instrument, Interest Rate Percentage	5.65%